LONG-TERM DEBT, NET - Borrowing Rates of Long-term Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Average borrowing rate per annum	6.98%	7.05%	7.50%